Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 135.1%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	388,188
Arizona 3.6%
Arizona, State Industrial Development Authority, 1st Tier Great Lakes Senior Living Revenue Communities Project, Series A, 5.0%, 1/1/2054	500,000	570,785
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	200,000	211,276
Series C, 144A, 5.5%, 1/1/2054	300,000	328,833
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,549,640
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	60,000	64,266
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	202,211
Series A, 144A, 5.25%, 7/1/2048	250,000	259,470
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	255,000	293,972
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	755,224
		5,235,677
California 11.8%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	300,000	307,698
Series A-1, 5.25%, 6/1/2047	200,000	206,470
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	2,041,543
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	130,995
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,425,000
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,489,852
5.25%, 4/1/2035	1,230,000	1,361,057
5.5%, 3/1/2040	1,000,000	1,021,810
California, State Municipal Finance Authority Revenue, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	363,354
Series A, AMT, 5.0%, 12/31/2047	160,000	192,651
Series A, AMT, 5.0%, 6/1/2048	60,000	72,051
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, Green Bonds Revenue, AMT, 144A, 7.5%, 12/1/2040	500,000	525,045
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,008,690
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	219,332
Series A, 144A, 5.25%, 12/1/2056	735,000	840,546
Series A, 5.5%, 12/1/2054	195,000	220,294
Series A, 144A, 5.5%, 12/1/2058	105,000	125,228
California, Statewide Communities Development Authority, College Housing Revenue, NCCD- Hooper Street LLC, College of the Arts Project, 144A, 5.25%, 7/1/2049	825,000	957,520
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,117,450
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	559,740
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,134,050
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,359,450
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	507,198
		17,187,024
Colorado 3.8%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	248,618
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	268,603
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	635,000	826,662
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	480,955
Series A, 5.0%, 12/1/2035	250,000	286,235
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,162,540
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	193,892
Series A, 5.0%, 12/1/2048	260,000	304,611
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	220,484
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	713,963
Series A, AMT, 5.25%, 11/15/2043	600,000	679,608
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	140,000	165,123
		5,551,294
Connecticut 0.1%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031*	2,952,922	101,138
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	100,434
		201,572
District of Columbia 1.0%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	140,365
Series A, 5.0%, 7/1/2052	195,000	209,645
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	222,850
Series A, AMT, 5.0%, 10/1/2043	850,000	945,701
		1,518,561
Florida 10.9%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	290,000	280,108
Davie, FL, Educational Facilities Revenue, Nova Southestern University Project, 5.0%, 4/1/2048	335,000	397,518
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	255,909
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	1,000,000	1,068,340
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% **, 1/1/2049	355,000	338,595
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	212,127
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	105,125
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	47,184
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	400,000	430,156
144A, 4.375%, 5/1/2050	300,000	323,403
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	154,650
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	478,760
Hillsborough County, FL, Aviation Authority, Tempa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	605,395
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	300,000	311,793
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	366,828
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	563,125
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	32,908
Series B, AMT, 5.0%, 10/1/2040	470,000	568,691
Series A, Prerefunded, 5.5%, 10/1/2041	3,000,000	3,010,050
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	790,446
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	856,776
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,303,789
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,644,795
Series A, 5.0%, 7/1/2037	1,590,000	1,745,852
		15,892,326
Georgia 4.7%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,119,270
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	403,230
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,008,200
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	206,808
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,080,130
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	249,732
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,010,730
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	118,014
Series A, 5.5%, 8/15/2054	180,000	214,544
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,450,128
		6,860,786
Guam 1.6%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,011,710
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	252,064
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	77,930
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,047,100
		2,388,804
Hawaii 1.2%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	810,342
Hawaii, State Department of Budget & Finance Special Purpose Revenue, 3.2%, 7/1/2039	855,000	889,405
		1,699,747
Illinois 13.6%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	100,000	117,419
Series A, 5.0%, 12/1/2032	105,000	122,295
Series A, 5.0%, 12/1/2033	100,000	116,169
Series H, 5.0%, 12/1/2036	245,000	278,489
Series H, 5.0%, 12/1/2046	140,000	156,332
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	200,000	227,960
Series A, 5.5%, 1/1/2049	215,000	255,349
Series A, 6.0%, 1/1/2038	455,000	546,200
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,851,810
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,136,610
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,131,000
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	486,729
Series A, AMT, 5.0%, 1/1/2053	500,000	600,135
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	153,824
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,046,760
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	548,350
Series A, 5.0%, 6/15/2057	390,000	437,978
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,801,950
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	395,696
Illinois, State Finance Authority Revenue, 5.0%, 2/15/2037	1,000,000	1,004,910
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	597,991
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	4,500
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	325,000	352,917
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,084,710
Illinois, State General Obligation:
5.0%, 2/1/2027	500,000	585,435
Series D, 5.0%, 11/1/2027	500,000	587,495
5.0%, 2/1/2029	225,000	261,716
Series A, 5.0%, 10/1/2033	620,000	727,496
Series B, 5.0%, 10/1/2033	395,000	463,485
Series A, 5.0%, 12/1/2038	350,000	400,092
Series A, 5.0%, 12/1/2039	750,000	855,435
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	439,943
		19,777,180
Indiana 3.3%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	421,641
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,070,930
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	527,726
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,813,032
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	780,000	924,175
		4,757,504
Iowa 1.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated group:
Series A, 5.0%, 5/15/2043	290,000	333,146
Series A, 5.0%, 5/15/2047	1,000,000	1,128,470
Series A, 5.0%, 5/15/2048	425,000	486,663
		1,948,279
Kansas 0.6%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	500,000	533,715
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	305,000	321,153
		854,868
Kentucky 3.2%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	499,686
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,077,680
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,644,192
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	148,414
Series A, 5.25%, 6/1/2041	190,000	223,520
		4,593,492
Louisiana 2.2%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039 (a)	500,000	596,510
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	163,013
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,170,980
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,082,417
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	198,785
		3,211,705
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,085,380
Maryland 1.1%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	375,000	445,669
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,150,750
		1,596,419
Massachusetts 0.8%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series B, 11/15/2056*	505,485	150,776
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	110,582
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	956,973
		1,218,331
Michigan 4.1%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	495,000	491,594
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	306,863
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,080,440
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,001,610
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,165,500
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	208,195
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	105,503
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	605,000	606,936
		5,966,641
Minnesota 1.0%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	80,000	84,762
5.0%, 6/1/2053	50,000	52,796
5.25%, 6/1/2058	130,000	138,392
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	237,702
Series A, 5.0%, 2/15/2053	565,000	667,152
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	249,136
		1,429,940
Mississippi 0.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	277,930
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0% **, 2/1/2036	145,000	154,767
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	592,700
		1,025,397
Missouri 2.4%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2049, INS: AGMC	1,000,000	1,229,210
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	200,000	222,452
Series B, 144A, 5.0%, 2/1/2050	220,000	240,825
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	564,305
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	73,198
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	164,771
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	279,589
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	394,788
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	247,099
		3,416,237
Nebraska 0.6%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	631,188
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2029	70,000	88,540
Series A, 5.0%, 9/1/2033	155,000	203,797
		923,525
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,713,049
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	72,655
		1,785,704
New Hampshire 0.4%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	109,207
Series A, 144A, 6.125%, 7/1/2052	300,000	326,115
Series A, 144A, 6.25%, 7/1/2042	125,000	136,835
		572,157
New Jersey 5.0%
New Jersey, State Economic Development Authority Revenue:
Series DDD, 5.0%, 6/15/2042	140,000	162,645
Series BBB, 5.5%, 6/15/2030	895,000	1,087,004
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	170,000	170,151
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	135,833
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	581,665
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	134,671
Series A, 5.0%, 6/15/2047	130,000	151,232
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	206,003
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,599,360
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	1,400,000	1,643,656
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	402,010
Series B, 5.0%, 6/1/2046	750,000	840,045
Series A, 5.25%, 6/1/2046	175,000	205,072
		7,319,347
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, "I", Series D, 3.25%, 7/1/2044	485,000	510,346
New York 5.4%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	50,750
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,190,590
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	311,690
Series E-1, 5.0%, 11/15/2042	70,000	77,707
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	265,533
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	75,000	93,288
Series A, 5.0%, 8/1/2035	105,000	130,212
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	915,000	1,016,373
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	470,085
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	100,000	121,557
AMT, 5.0%, 1/1/2034	100,000	121,258
AMT, 5.0%, 1/1/2036	100,000	120,818
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,350,060
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	60,000	67,090
Series B, 5.0%, 6/1/2045	730,000	724,299
Series B, 5.0%, 6/1/2048	310,000	307,489
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	757,719
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	719,107
		7,895,625
North Carolina 0.7%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	307,068
5.0%, 10/1/2047	240,000	281,657
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	351,387
		940,112
Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2047	1,175,000	1,180,887
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	242,999
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	531,197
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	316,734
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Series A, 5.25%, 11/15/2048	320,000	388,867
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	731,573
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,698,086
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	75,996
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	244,586
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	558,180
		5,969,105
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	219,872
Series B, 5.5%, 8/15/2057	880,000	1,071,805
		1,291,677
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	28,036
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	820,470
		848,506
Pennsylvania 6.3%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	66,525
5.0%, 12/1/2048	65,000	71,875
5.0%, 12/1/2053	95,000	104,764
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	110,171
5.25%, 7/1/2041	100,000	110,657
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	85,000	97,731
Series A, 5.0%, 12/1/2048	215,000	243,743
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	187,378
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	367,649
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	310,083
5.0%, 6/1/2035	125,000	154,125
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	878,521
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,166,440
AMT, 5.0%, 12/31/2038	1,000,000	1,162,890
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,911,225
Series C, 5.0%, 12/1/2044	240,000	276,667
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	150,904
Series A, 5.0%, 7/1/2049	160,000	177,800
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	602,270
		9,151,418
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	173,758
South Carolina 2.5%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	836,000	837,062
South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	200,000	218,686
5.0%, 4/1/2052	175,000	190,883
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,251,857
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,061,850
		3,560,338
Tennessee 0.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	363,666
Series A, 5.0%, 7/1/2044	400,000	479,632
		843,298
Texas 19.8%
Austin, TX, Airport Systems Revenue, Series B, AMT, 5.0%, 11/15/2048	1,000,000	1,239,720
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	265,436
Series A, 5.0%, 1/1/2043	1,500,000	1,641,225
Prerefunded, 6.0%, 1/1/2041	545,000	579,575
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, Prerefunded, 5.0%, 11/1/2035	1,000,000	1,043,450
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,132,100
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	914,903
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	300,000	365,826
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,706,097
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	210,000	227,063
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	61,991
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	764,444
5.0%, 1/1/2048	1,355,000	1,634,455
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,770
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,209,880
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	192,148
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,154,610
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,342,025
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	332,541
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	562,105
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,097,200
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	250,000	266,150
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	199,451
5.25%, 10/1/2049	455,000	507,416
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,071,880
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	182,129
5.0%, 12/15/2031	1,000,000	1,101,780
5.0%, 12/15/2032	1,000,000	1,100,280
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	327,961
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	944,377
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	544,583
		28,713,571
Utah 1.0%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	230,970
Series A, AMT, 5.0%, 7/1/2047	595,000	706,681
Series A, AMT, 5.0%, 7/1/2048	115,000	138,889
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	337,325
		1,413,865
Virginia 1.2%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Series A, 5.375%, 9/1/2054	500,000	527,890
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	113,276
144A, 5.0%, 9/1/2045	100,000	111,606
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	865,000	1,001,108
		1,753,880
Washington 3.0%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	102,357
5.0%, 12/1/2046	135,000	137,362
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,170,290
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	415,000	496,041
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	595,000	625,101
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	159,723
5.0%, 8/15/2035	120,000	141,594
5.0%, 8/15/2036	80,000	94,163
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	50,000	54,321
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,152,900
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	54,191
Series A, 144A, 5.0%, 7/1/2048	115,000	123,474
Series A, 144A, 5.0%, 7/1/2053	75,000	80,296
		4,391,813
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	949,715
Wisconsin 6.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	557,045
Series B, 5.0%, 7/1/2048	90,000	97,167
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	500,000	584,755
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	218,320
5.0%, 7/1/2052	90,000	97,750
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	892,980
Wisconsin, Public Financing Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group,
144A, 5.5%, 5/1/2039 (a)	70,000	70,359
144A, 5.75%, 5/1/2054 (a)	675,000	678,415
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,122,640
Wisconsin, Public Finance Authority, Student Housing Revenue, Nevada State College, 144A, 5.0%, 5/1/2055	1,750,000	1,902,110
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	72,635
144A, 5.0%, 10/1/2048	185,000	206,184
144A, 5.0%, 10/1/2053	350,000	389,049
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	571,420
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,782,526
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	25,000	26,495
Series A, 5.0%, 9/15/2045	30,000	31,678
Series A, 5.0%, 9/15/2050	125,000	131,750
		9,433,278
Total Municipal Bonds and Notes (Cost $180,983,184)		196,246,390
Underlying Municipal Bonds of Inverse Floaters (b) 29.1%
Florida 4.2%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	6,068,713
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 13.76%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.2%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	5,000,000	6,069,875
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 13.97%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	5,000,000	5,804,088
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 9.97%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		11,873,963
New York 8.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	5,000,000	6,145,613
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 14.405%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (c)	5,000,000	6,009,388
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 14.315%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		12,155,001
Texas 4.1%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	5,000,000	6,049,225
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 13.97%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	6,169,313
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 13.97%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $39,430,325)		42,316,215
Other Municipal Related 0.0%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project Escrow, Series A, 11/15/2055* (Cost $0)	570,000	5,700
	Shares	Value ($)
Open-End Investment Companies 1.5%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.195%*** (Cost $2,147,045)	2,146,684	2,146,898
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $222,560,554)	165.7	240,715,203
Floating Rate Notes (b)	(18.0)	(26,250,000)
Series 2015 MTPS, net of deferred offering cost	(48.2)	(69,991,588)
Other Assets and Liabilities, Net	0.5	765,601
Net Assets Applicable to Common Shareholders	100.0	145,239,216

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	2,952,922	1,909,657	101,138
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3 *	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
				1,909,658	101,141

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Current yield; not a coupon rate.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$238,568,305	$—	$238,568,305
Open-End Investment Companies	2,146,898	—	—	2,146,898
Total	$2,146,898	$238,568,305	$—	$240,715,203

(d)	See Investment Portfolio for additional detailed categorizations.